UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08876

Investment Company Act File Number

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Senior Debt Portfolio

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 117.9%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.9%
Alliant Techsystems Inc.
Term Loan, 3.50%, Maturing November 1, 2020		792	$793,100
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020		8,555	8,554,240
Booz Allen Hamilton Inc.
Term Loan, 3.75%, Maturing July 31, 2019		1,407	1,411,461
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018		2,268	2,281,173
Term Loan, 5.00%, Maturing November 2, 2018		5,002	5,031,998
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017		960	964,370
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		944	943,758
Term Loan - Second Lien, 9.25%, Maturing July 18, 2019(3)		1,300	1,039,909
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		43,476	43,377,900
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		58,187	57,916,674
Term Loan, 3.75%, Maturing June 4, 2021		16,200	16,062,300

			$138,376,883

Automotive — 5.0%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020		12,051	$12,111,243
Allison Transmission, Inc.
Term Loan, 3.75%, Maturing August 23, 2019		42,959	43,026,409
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018		26,276	26,431,873
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017		1,178	1,182,061
Chrysler Group LLC
Term Loan, 3.50%, Maturing May 24, 2017		31,287	31,335,986
Term Loan, 3.25%, Maturing December 31, 2018		41,496	41,373,587
CS Intermediate Holdco 2 LLC
Term Loan, 4.00%, Maturing April 4, 2021		6,700	6,691,625
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		9,501	9,536,817
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		39,100	39,129,325
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		39,075	39,416,906
INA Beteiligungsgesellschaft GmbH
Term Loan, 2.85%, Maturing April 22, 2016	EUR	3,012	4,062,882
Term Loan, 3.75%, Maturing May 15, 2020		5,500	5,512,986
Metaldyne, LLC
Term Loan, 4.25%, Maturing December 18, 2018		24,483	24,615,138
Term Loan, 4.75%, Maturing December 18, 2018	EUR	2,463	3,315,959
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020		6,912	6,920,714
TI Group Automotive Systems, LLC
Term Loan, 4.25%, Maturing July 1, 2021		8,375	8,393,324
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		15,336	15,288,111

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017	5,900	$5,919,554
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017	25,182	25,232,918
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	11,050	11,020,651

		$360,518,069

Brokerage/Securities Dealers/Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019	4,287	$4,330,286

		$4,330,286

Building and Development — 1.5%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	11,821	$11,767,963
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019	3,546	3,560,710
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020	5,533	5,540,104
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	14,750	14,674,937
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	11,471	11,395,976
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	14,590	14,611,897
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	2,500	2,556,250
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	12,810	12,817,761
Realogy Corporation
Term Loan, 4.40%, Maturing October 10, 2016	213	213,160
Term Loan, 3.75%, Maturing March 5, 2020	25,368	25,407,906
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	4,541	4,557,087
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	2,457	2,479,851

		$109,583,602

Business Equipment and Services — 11.0%
Acosta, Inc.
Term Loan, 4.25%, Maturing March 2, 2018	40,668	$40,757,166
Allied Security Holdings, LLC
Term Loan, 3.25%, Maturing February 12, 2021(4)	1,147	1,143,642
Term Loan, 4.25%, Maturing February 12, 2021	3,120	3,110,581
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing December 9, 2020	12,779	12,779,291
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021	4,314	4,320,931
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	13,378	13,185,981
BAR/BRI Review Courses, Inc.
Term Loan, 4.50%, Maturing July 17, 2019	2,320	2,329,148
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020	16,113	15,924,778
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	2,741	2,750,139
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	13,227	13,230,024

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ceridian LLC
Term Loan, 4.41%, Maturing May 9, 2017		11,091	$11,120,683
ClientLogic Corporation
Term Loan, 6.98%, Maturing January 30, 2017		3,293	3,317,541
Term Loan, 7.25%, Maturing January 30, 2017	GBP	3,341	5,301,484
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		9,925	9,943,735
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		1,867	1,881,326
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		19,784	19,709,943
Education Management LLC
Revolving Loan, 5.50%, Maturing June 1, 2015(4)		7,500	5,418,750
Term Loan, 4.25%, Maturing June 1, 2016		11,322	7,453,503
Term Loan, 8.25%, Maturing March 29, 2018		13,809	8,987,125
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		43,212	43,428,099
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		25,951	25,960,301
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		32,216	32,210,766
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 10, 2020		7,706	7,811,641
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		3,068	3,064,185
Term Loan, 4.00%, Maturing November 6, 2020		11,993	11,978,176
Term Loan, 4.75%, Maturing November 6, 2020	CAD	5,920	5,422,891
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020		8,032	7,981,377
Term Loan, 4.75%, Maturing February 7, 2020	EUR	988	1,321,486
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		23,112	23,227,500
IG Investment Holdings, LLC
Term Loan, 5.25%, Maturing October 31, 2019		10,445	10,517,002
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		22,455	22,339,785
Term Loan, 3.75%, Maturing March 17, 2021	EUR	16,217	21,837,024
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		13,369	13,421,830
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	12,525	16,874,330
Term Loan - Second Lien, 7.25%, Maturing May 15, 2022		8,050	8,088,576
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		17,697	17,682,617
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		40,892	41,096,231
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		13,354	13,846,437
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		10,608	10,633,279
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019		18,095	17,552,150
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		17,222	17,235,099
National CineMedia, LLC
Term Loan, 2.91%, Maturing November 26, 2019		4,425	4,355,859
Nuance Communications, Inc.
Term Loan, 2.91%, Maturing August 7, 2019		4,950	4,900,500
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		53,011	53,044,455

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019		10,975	$11,173,922
Term Loan - Second Lien, 10.50%, Maturing April 29, 2021		1,750	1,795,937
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		3,871	3,885,838
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		23,600	23,485,540
SunGard Data Systems, Inc.
Term Loan, 3.91%, Maturing February 28, 2017		6,285	6,308,246
Term Loan, 4.00%, Maturing March 8, 2020		41,512	41,654,924
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		5,739	5,800,428
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021		44,189	44,143,205
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		343	344,920
Term Loan, 6.00%, Maturing July 28, 2017		2,238	2,252,931
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019		4,276	4,281,245
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		22,064	21,894,287

			$785,518,790

Cable and Satellite Television — 4.0%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		2,110	$2,102,791
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		2,261	2,276,841
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		24,630	24,526,990
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		15,469	15,144,881
Term Loan, 3.00%, Maturing January 3, 2021		15,976	15,654,819
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		5,835	5,825,562
CSC Holdings, Inc.
Term Loan, 2.66%, Maturing April 17, 2020		6,992	6,877,445
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020		14,826	14,904,268
MCC Iowa LLC
Term Loan, 3.25%, Maturing January 29, 2021		6,930	6,898,240
Mediacom Illinois, LLC
Term Loan, 3.13%, Maturing October 23, 2017		2,810	2,813,919
Term Loan, Maturing June 13, 2021(2)		4,850	4,845,960
Numericable U.S. LLC
Term Loan, 4.50%, Maturing May 21, 2020		6,389	6,415,940
Term Loan, 4.50%, Maturing May 21, 2020		7,386	7,416,103
Sterling Entertainment Enterprises, LLC
Term Loan, 3.16%, Maturing December 28, 2017		10,878	10,554,923
UPC Financing Partnership
Term Loan, 3.85%, Maturing March 31, 2021	EUR	9,812	13,222,070
Term Loan, 3.25%, Maturing June 30, 2021		26,709	26,461,858
Virgin Media Bristol LLC
Term Loan, 3.50%, Maturing June 7, 2020		57,475	57,021,465
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	4,450	7,553,848
Ziggo B.V.
Term Loan, 0.00%, Maturing January 15, 2022(4)	EUR	315	420,267
Term Loan, 0.00%, Maturing January 15, 2022(4)	EUR	4,991	6,658,899
Term Loan, 0.00%, Maturing January 15, 2022(4)	EUR	7,061	9,420,655

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 3.25%, Maturing January 15, 2022		5,844	$5,752,419
Term Loan, 3.25%, Maturing January 15, 2022		9,069	8,926,521
Term Loan, 3.50%, Maturing January 15, 2022	EUR	336	448,285
Term Loan, 3.50%, Maturing January 15, 2022	EUR	3,975	5,302,704
Term Loan, 3.50%, Maturing January 15, 2022	EUR	6,323	8,435,362
Term Loan, Maturing January 15, 2022(2)		9,612	9,460,674

			$285,343,709

Chemicals and Plastics — 5.2%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		10,168	$10,193,028
Term Loan, 4.75%, Maturing October 4, 2019	EUR	2,747	3,692,233
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		5,275	5,288,672
Arysta LifeScience SPC, LLC
Term Loan, 4.50%, Maturing May 29, 2020		20,196	20,204,404
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.00%, Maturing February 1, 2020		39,075	38,928,674
Term Loan, 4.25%, Maturing February 3, 2020	EUR	3,960	5,343,734
AZ Chem US Inc.
Term Loan, 4.50%, Maturing June 12, 2021		6,944	7,005,608
Chemtura Corporation
Term Loan, 3.50%, Maturing August 27, 2016		1,806	1,811,201
Emerald Performance Materials, LLC
Term Loan, Maturing August 1, 2021(2)		4,950	4,925,250
Term Loan - Second Lien, Maturing August 1, 2022(2)		5,325	5,298,375
Huntsman International, LLC
Term Loan, Maturing October 15, 2020(2)		18,075	18,081,688
Ineos Finance PLC
Term Loan, 4.00%, Maturing May 4, 2018	EUR	7,766	10,475,448
Ineos US Finance LLC
Term Loan, 3.75%, Maturing May 4, 2018		55,451	55,258,102
Kronos Worldwide Inc.
Term Loan, 4.75%, Maturing February 18, 2020		5,062	5,097,116
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 7, 2020		16,110	16,127,842
Minerals Technologies Inc.
Term Loan, 4.00%, Maturing May 9, 2021		20,600	20,702,835
Momentive Performance Materials USA Inc.
DIP Loan, 4.00%, Maturing April 15, 2015		2,625	2,635,631
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		242	243,874
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		7,154	7,194,066
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		6,898	6,902,186
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		2,000	2,020,000
OXEA Finance S.a.r.l.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	1,985	2,651,606
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		4,816	4,816,381
Term Loan, 5.52%, Maturing June 8, 2020	CAD	7,189	6,626,445
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		19,213	19,251,966

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Schoeller Arca Systems Holding B.V.
Term Loan, 4.81%, Maturing December 18, 2014	EUR	289	$352,212
Term Loan, 4.81%, Maturing December 18, 2014	EUR	824	1,004,221
Term Loan, 4.81%, Maturing December 18, 2014	EUR	887	1,080,639
Solenis International, LP
Term Loan, Maturing July 2, 2021(2)		2,925	2,903,671
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		1,372	1,381,951
Tata Chemicals North America Inc.
Term Loan, 3.75%, Maturing August 7, 2020		9,875	9,859,697
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020		38,483	38,535,253
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		36,095	36,185,397
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020		2,504	2,504,402

			$374,583,808

Conglomerates — 0.8%
Custom Sensors & Technologies, Inc.
Term Loan, Maturing May 30, 2021(2)		3,375	$3,385,547
Deutsche Raststatten Holding GmbH
Term Loan, 3.41%, Maturing December 10, 2018	EUR	3,050	4,085,635
Term Loan, 3.66%, Maturing December 10, 2019	EUR	2,550	3,421,247
Financiere SPIE S.A.S.
Term Loan, 4.10%, Maturing August 30, 2018	EUR	1,478	1,986,757
Term Loan, 4.10%, Maturing August 30, 2018	EUR	5,867	7,887,420
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		11,168	11,153,965
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	9,477	12,799,744
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		8,411	8,421,270
Term Loan, 5.03%, Maturing December 17, 2019	CAD	6,619	6,063,236

			$59,204,821

Containers and Glass Products — 1.7%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		31,766	$31,438,421
Term Loan, 3.75%, Maturing January 6, 2021		29,597	29,391,344
BWAY Holding Company, Inc.
Term Loan, 4.50%, Maturing August 7, 2017		17,129	17,198,895
Libbey Glass Inc.
Term Loan, 3.75%, Maturing April 9, 2021		4,200	4,184,250
Pelican Products, Inc.
Term Loan, 5.25%, Maturing March 20, 2020		6,344	6,382,757
Ranpak Corporation
Term Loan, 4.50%, Maturing April 23, 2019		5,548	5,576,117
Term Loan, 4.75%, Maturing April 23, 2019	EUR	2,857	3,854,035
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 1, 2018		19,080	19,067,015
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		3,238	3,246,225

			$120,339,059

Cosmetics/Toiletries — 0.5%
Prestige Brands, Inc.
Term Loan, 3.75%, Maturing January 31, 2019		640	$642,436

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		19,278	$19,329,327
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		18,943	18,374,231

			$38,345,994

Drugs — 1.9%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		7,006	$6,998,245
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		7,526	7,540,189
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing February 28, 2021		3,815	3,805,899
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021		8,475	8,531,749
Term Loan - Second Lien, 8.75%, Maturing February 14, 2022		3,250	3,304,437
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		25,939	25,925,136
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019		15,995	15,995,235
Term Loan, 3.75%, Maturing December 11, 2019		19,179	19,183,854
Term Loan, 3.75%, Maturing August 5, 2020		27,304	27,283,625
VWR Funding, Inc.
Term Loan, 3.41%, Maturing April 3, 2017		14,111	14,122,961
Term Loan, 3.60%, Maturing April 3, 2017	EUR	1,211	1,628,542

			$134,319,872

Ecological Services and Equipment — 0.7%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		42,380	$42,225,263
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		8,950	9,117,813

			$51,343,076

Electronics/Electrical — 11.7%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019		14,581	$14,638,758
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		9,106	9,110,741
Answers Corporation
Term Loan, 6.50%, Maturing December 20, 2018		7,751	7,819,073
Term Loan - Second Lien, 11.00%, Maturing June 19, 2020		8,700	8,841,375
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		26,369	26,699,045
Term Loan - Second Lien, 11.00%, Maturing November 22, 2018		14,746	14,966,994
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		64,200	64,149,667
Blue Coat Systems, Inc.
Term Loan, 4.00%, Maturing May 31, 2019		13,378	13,391,975
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020		17,150	17,557,312
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021		7,506	7,374,829
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018		880	881,390
CommScope, Inc.
Term Loan, 3.25%, Maturing January 26, 2018		9,071	9,088,300
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		16,077	15,898,295
Dealertrack Technologies, Inc.
Term Loan, 3.50%, Maturing February 28, 2021		4,937	4,933,207

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Dell Inc.
Term Loan, 3.75%, Maturing October 29, 2018		7,731	$7,719,487
Term Loan, 4.50%, Maturing April 29, 2020		91,786	92,049,197
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018		14,015	14,033,949
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		5,125	5,088,700
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020		9,366	9,420,938
Eze Castle Software Inc.
Term Loan, 4.00%, Maturing April 6, 2020		6,028	6,030,157
FIDJI Luxembourg (BC4) S.A.R.L.
Term Loan, 6.25%, Maturing December 24, 2020		7,752	7,829,394
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020		5,675	5,654,652
Term Loan, 5.00%, Maturing January 15, 2021		4,959	4,972,718
Go Daddy Operating Company, LLC
Term Loan, 4.75%, Maturing May 13, 2021		43,864	43,777,377
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		13,432	13,512,905
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		3,214	3,191,821
Term Loan, 3.75%, Maturing June 3, 2020		59,945	59,533,276
Term Loan, 4.00%, Maturing June 3, 2020	EUR	3,925	5,255,788
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		5,350	5,396,813
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018		36,445	36,721,735
MH Sub I, LLC
Term Loan, 2.00%, Maturing June 25, 2021(4)		828	830,632
Term Loan, 5.00%, Maturing July 8, 2021		7,622	7,641,812
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020		6,984	6,958,107
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020		18,560	18,446,647
Open Text Corporation
Term Loan, 3.25%, Maturing January 16, 2021		7,328	7,325,839
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021		7,332	7,328,568
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022		2,450	2,438,772
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		7,475	7,506,402
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		3,000	3,039,375
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018		55,152	55,418,741
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019		15,994	16,097,506
Shield Finance Co. S.A.R.L.
Term Loan, 5.25%, Maturing January 27, 2021	EUR	4,489	6,078,281
Term Loan, 5.00%, Maturing January 29, 2021		6,958	6,985,101
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018		7,212	7,311,545
SkillSoft Corporation
Term Loan, 4.50%, Maturing April 28, 2021		15,300	15,290,437
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018		9,283	9,654,021
Sophia, L.P.
Term Loan, 4.00%, Maturing July 19, 2018		8,139	8,132,517
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018		18,228	17,931,638

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 22, 2019	8,950	$8,955,594
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	7,898	7,976,671
Sybil Software LLC
Term Loan, 5.00%, Maturing March 20, 2020	12,294	12,319,984
Vantiv, LLC
Term Loan, 3.75%, Maturing May 12, 2021	8,925	8,969,625
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	26,446	26,495,576
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	14,635	14,643,929
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	10,274	10,337,903
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	7,181	7,212,309

		$836,867,400

Equipment Leasing — 0.6%
Delos Finance S.A.R.L.
Term Loan, 3.50%, Maturing March 6, 2021	25,525	$25,520,431
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	16,500	16,505,164

		$42,025,595

Financial Intermediaries — 5.0%
American Capital, Ltd.
Term Loan, 3.50%, Maturing August 22, 2017	9,338	$9,337,500
Armor Holding II LLC
Term Loan, 5.75%, Maturing June 26, 2020	6,371	6,363,084
Term Loan - Second Lien, 10.25%, Maturing December 11, 2020	1,500	1,503,750
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018	22,072	22,149,203
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	16,159	16,091,805
First Data Corporation
Term Loan, 3.66%, Maturing March 24, 2017	7,000	6,983,753
Term Loan, 3.67%, Maturing March 23, 2018	18,280	18,115,942
Term Loan, 3.67%, Maturing September 24, 2018	24,150	23,933,664
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	25,198	25,080,270
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	15,061	15,070,601
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	3,566	3,574,461
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	6,541	6,508,649
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	8,762	8,802,574
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	9,187	9,179,899
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	5,263	5,282,675
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	14,178	13,985,792
Nuveen Investments, Inc.
Term Loan, 4.16%, Maturing May 15, 2017	53,737	53,800,699
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	1,746	1,749,967
Term Loan, 6.25%, Maturing September 4, 2018	9,909	9,933,666

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018		16,072	$16,139,867
Oz Management LP
Term Loan, 1.66%, Maturing November 15, 2016		10,829	10,440,944
Sesac Holdco II, LLC
Term Loan, 5.01%, Maturing February 8, 2019		6,385	6,417,254
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		16,106	16,048,461
Transfirst Holdings, Inc.
Term Loan, 4.00%, Maturing December 27, 2017		5,537	5,539,086
Walker & Dunlop, Inc.
Term Loan, 5.50%, Maturing December 11, 2020		6,318	6,413,024
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020		36,673	36,248,504

			$354,695,094

Food Products — 5.6%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		33,933	$34,046,003
American Seafoods Group LLC
Term Loan, 4.50%, Maturing March 18, 2018		1,423	1,402,965
Autobar BV (Acorn 3 BV)
Term Loan, 5.95%, Maturing October 31, 2019	EUR	14,600	16,422,111
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020		26,072	25,767,673
Blue Buffalo Company, Ltd.
Term Loan, 4.00%, Maturing August 8, 2019		11,991	12,021,227
Charger OpCo BV
Term Loan, Maturing May 29, 2021(2)		21,150	20,885,625
Term Loan, Maturing June 30, 2021(2)	EUR	7,025	9,266,562
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019		3,614	3,643,611
CSM Bakery Solutions LLC
Term Loan, 4.75%, Maturing July 3, 2020		9,281	9,277,380
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		22,243	22,107,675
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		11,965	11,967,364
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018		44,288	44,324,637
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		60,083	60,157,891
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		8,803	8,802,938
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		15,840	15,761,011
Term Loan, 3.75%, Maturing September 18, 2020		13,821	13,772,882
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		49,959	49,953,179
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		5,955	5,918,311
Term Loan, 3.25%, Maturing April 29, 2020		24,452	24,300,881
Post Holdings Inc.
Term Loan, 3.75%, Maturing June 2, 2021		5,075	5,098,563
Regentrealm Limited
Term Loan, 5.00%, Maturing July 29, 2020	GBP	2,775	4,717,240

			$399,615,729

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Food Service — 3.2%
Aramark Corporation
Term Loan, 3.73%, Maturing July 26, 2016		441	$441,164
Term Loan, 3.73%, Maturing July 26, 2016		918	914,429
ARG IH Corporation
Term Loan, 5.00%, Maturing November 15, 2020		2,488	2,501,990
Buffets, Inc.
Term Loan, 0.11%, Maturing April 22, 2015(3)		265	265,450
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019		11,004	11,053,639
CEC Entertainment Concepts, L.P.
Term Loan, 4.25%, Maturing February 14, 2021		10,150	10,086,128
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		4,566	4,572,012
Darling International Inc.
Term Loan, 3.25%, Maturing January 6, 2021		6,309	6,307,137
Term Loan, 3.50%, Maturing January 6, 2021	EUR	9,526	12,793,169
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		2,431	2,440,981
Dunkin’ Brands, Inc.
Term Loan, 3.25%, Maturing February 7, 2021		44,969	44,305,421
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		20,047	20,117,029
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		13,658	13,655,005
P.F. Chang’s China Bistro Inc.
Term Loan, 4.25%, Maturing July 2, 2019		6,802	6,680,496
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		1,831	1,827,494
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		58,094	58,130,208
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		45,044	35,900,027

			$231,991,779

Food/Drug Retailers — 3.0%
Albertson’s, LLC
Term Loan, 4.75%, Maturing March 21, 2019		26,764	$26,933,923
Alliance Boots Holdings Limited
Term Loan, 3.56%, Maturing July 10, 2017	EUR	1,249	1,676,307
Term Loan, 3.98%, Maturing July 10, 2017	GBP	23,200	39,186,916
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		41,535	41,275,129
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021		10,350	10,393,936
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		1,695	1,705,405
Rite Aid Corporation
Term Loan, 3.50%, Maturing February 21, 2020		41,343	41,291,779
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		25,291	25,821,703
Supervalu Inc.
Term Loan, 4.50%, Maturing March 21, 2019		29,982	29,984,196

			$218,269,294

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018		3,935	$3,984,441
SIG Euro Holdings AG & Co. KG
Term Loan, 4.25%, Maturing December 2, 2018	EUR	2,709	3,664,063

			$7,648,504

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Health Care — 12.2%
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021		6,450	$6,474,187
Term Loan, Maturing April 16, 2021(2)		3,800	3,814,250
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		23,167	23,244,956
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		17,438	17,448,490
Amneal Pharmaceuticals LLC
Term Loan, 4.75%, Maturing November 1, 2019		9,186	9,237,269
Amsurg Corp.
Term Loan, 3.75%, Maturing July 16, 2021		5,925	5,931,174
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		23,500	23,610,217
ATI Holdings, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		6,309	6,380,126
Biomet Inc.
Term Loan, 3.66%, Maturing July 25, 2017		50,972	50,999,713
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020		3,003	3,044,283
Term Loan, 6.50%, Maturing July 31, 2020		5,005	5,073,804
BSN Medical Inc.
Term Loan, 4.00%, Maturing August 28, 2019		4,664	4,669,658
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020		1,615	1,618,848
CHG Buyer Corporation
Term Loan, 4.25%, Maturing November 19, 2019		14,603	14,633,194
Community Health Systems, Inc.
Term Loan, 4.25%, Maturing January 27, 2021		57,262	57,476,444
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016		3,300	3,305,852
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021		31,750	31,741,491
DJO Finance LLC
Term Loan, 4.25%, Maturing September 15, 2017		18,419	18,483,948
Drumm Investors LLC
Term Loan, 6.75%, Maturing May 4, 2018		5,940	5,953,217
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		42,079	42,149,627
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020		4,940	4,951,621
Term Loan, 4.75%, Maturing August 30, 2020	EUR	700	946,038
Term Loan, 4.75%, Maturing August 30, 2020	EUR	2,300	3,110,280
Term Loan, 4.25%, Maturing August 31, 2020		16,297	16,334,813
Generale De Sante
Term Loan, Maturing July 29, 2020(2)	EUR	3,000	4,032,215
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019		21,144	21,193,184
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.16%, Maturing February 27, 2021		46,926	46,775,821
HCA, Inc.
Term Loan, 2.98%, Maturing May 1, 2018		20,733	20,735,514
Hologic Inc.
Term Loan, 3.25%, Maturing August 1, 2019		6,457	6,437,828
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018		21,367	21,444,295
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018		12,851	12,882,909
Term Loan, 7.76%, Maturing May 15, 2018		10,584	10,592,461

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
JLL/Delta Dutch Newco B.V.
Term Loan, 4.25%, Maturing March 11, 2021		15,400	$15,303,750
Term Loan, 4.50%, Maturing March 11, 2021	EUR	1,450	1,947,387
Kindred Healthcare, Inc.
Term Loan, 4.00%, Maturing April 9, 2021		15,700	15,685,289
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018		41,504	41,547,974
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		3,531	3,380,948
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021		14,414	14,359,823
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		1,790	1,789,570
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021		21,775	21,847,402
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		7,516	7,582,016
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		5,465	5,485,004
National Mentor Holdings, Inc.
Term Loan, 4.75%, Maturing January 31, 2021		6,434	6,463,361
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019		25,792	25,863,182
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		18,442	18,495,138
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		31,850	31,883,188
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018		42,065	42,155,122
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		16,823	16,780,818
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018		14,219	14,260,054
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019		4,475	4,495,979
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019		7,299	7,313,127
Salix Pharmaceuticals, Ltd.
Term Loan, 4.25%, Maturing January 2, 2020		13,528	13,606,331
Select Medical Corporation
Term Loan, 3.75%, Maturing June 1, 2018		8,825	8,825,000
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 12, 2020		11,281	11,210,312
TriZetto Corporation
Term Loan, 4.75%, Maturing May 2, 2018		15,768	15,836,846
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019		10,890	10,870,032
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		14,475	14,461,080

			$876,176,460

Home Furnishings — 0.8%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021		2,469	$2,457,498
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		35,981	36,043,563
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020		21,118	21,110,249

			$59,611,310

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Industrial Equipment — 3.8%
Alliance Laundry Systems LLC
Term Loan, 4.25%, Maturing December 10, 2018		10,926	$10,987,617
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		45,566	45,015,066
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		11,600	11,662,733
Filtration Group Corporation
Term Loan, 4.50%, Maturing November 21, 2020		2,612	2,632,104
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		4,200	4,280,501
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		16,487	16,431,178
Term Loan, 4.75%, Maturing July 30, 2020	EUR	3,300	4,454,509
Gemini HDPE LLC
Term Loan, Maturing August 4, 2021(2)		4,350	4,360,875
Generac Power Systems, Inc.
Term Loan, 3.25%, Maturing May 31, 2020		13,852	13,742,087
Grede Holdings LLC
Term Loan, 4.75%, Maturing June 2, 2021		8,925	8,973,347
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		27,550	27,649,015
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		6,750	6,811,877
Manitowoc Company, Inc. (The)
Term Loan, 3.25%, Maturing January 3, 2021		2,134	2,139,226
Milacron LLC
Term Loan, 4.00%, Maturing March 30, 2020		16,321	16,315,941
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		10,767	10,834,115
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020		34,943	34,918,981
Signode Industrial Group US Inc.
Term Loan, 4.00%, Maturing May 1, 2021		13,375	13,327,626
Spansion LLC
Term Loan, 3.75%, Maturing December 19, 2019		9,646	9,638,075
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		3,092	3,109,644
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		14,401	14,396,347
Terex Corporation
Term Loan, 3.50%, Maturing April 28, 2017		2,866	2,869,803
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		4,397	4,398,653
Virtuoso US LLC
Term Loan, 4.75%, Maturing February 11, 2021		4,389	4,402,716

			$273,352,036

Insurance — 3.9%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019		17,437	$17,476,316
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019		31,644	31,736,220
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021		7,584	7,579,641
Asurion LLC
Term Loan, 5.00%, Maturing May 24, 2019		91,913	92,435,515
Term Loan, 4.25%, Maturing July 8, 2020		8,865	8,851,627
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		10,675	11,035,281
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		10,459	10,210,977
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 20, 2018		20,981	20,987,190

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	12,994	$12,962,737
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	6,266	6,278,635
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020	28,952	28,912,923
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	32,635	32,682,497

		$281,149,559

Leisure Goods/Activities/Movies — 4.7%
Activision Blizzard, Inc.
Term Loan, 3.25%, Maturing October 12, 2020	21,573	$21,573,312
Amaya Holdings B.V.
Term Loan, Maturing August 1, 2021(2)	26,475	26,239,214
Term Loan - Second Lien, Maturing August 1, 2022(2)	7,150	7,242,356
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	23,925	23,900,854
Bally Technologies, Inc.
Term Loan, 4.25%, Maturing November 25, 2020	11,551	11,589,211
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	20,906	20,880,244
Bright Horizons Family Solutions, Inc.
Term Loan, 3.75%, Maturing January 30, 2020	9,647	9,635,582
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing July 24, 2020	5,964	5,941,198
Dave & Buster’s, Inc.
Term Loan, 4.50%, Maturing July 25, 2020	1,700	1,705,047
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing April 30, 2019	21,346	21,399,531
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	8,211	8,267,763
Equinox Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2020	13,989	14,041,411
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	2,685	2,700,347
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	6,825	6,803,672
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	12,875	12,890,767
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 3.41%, Maturing June 28, 2019	8,251	8,273,501
Nord Anglia Education Limited
Term Loan, 4.50%, Maturing March 19, 2021	8,950	8,966,781
Sabre, Inc.
Term Loan, 4.25%, Maturing February 19, 2019	8,893	8,881,048
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	22,557	22,249,074
Six Flags Theme Parks, Inc.
Term Loan, 3.50%, Maturing December 20, 2018	3,720	3,731,220
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 31, 2018	884	379,069
SRAM, LLC
Term Loan, 4.00%, Maturing April 10, 2020	19,229	19,105,014
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	2,987	2,991,209
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020	11,567	10,525,856
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020	10,161	10,145,157
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	7,200	7,380,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		19,255	$18,901,507
Zuffa LLC
Term Loan, 3.75%, Maturing February 25, 2020		17,373	17,389,442

			$333,729,387

Lodging and Casinos — 3.2%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017		2,376	$2,375,685
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		4,016	4,025,230
Caesars Entertainment Operating Company
Term Loan, 6.95%, Maturing March 1, 2017		13,723	12,813,746
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		7,229	7,233,172
Four Seasons Holdings Inc.
Term Loan, 3.50%, Maturing June 27, 2020		8,337	8,307,037
Term Loan - Second Lien, 6.25%, Maturing December 28, 2020		1,842	1,862,723
Gala Group Ltd.
Term Loan, 5.50%, Maturing May 28, 2018	GBP	25,725	43,797,977
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		1,298	1,326,879
Term Loan, 5.50%, Maturing November 21, 2019		3,030	3,096,051
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		57,677	57,481,737
La Quinta Intermediate Holdings LLC
Term Loan, 4.00%, Maturing April 14, 2021		6,950	6,964,968
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		35,182	35,020,699
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		6,868	6,890,490
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 6, 2019		3,072	3,074,644
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020		33,830	33,398,059
Tropicana Entertainment Inc.
Term Loan, 4.00%, Maturing November 27, 2020		2,002	2,004,834

			$229,673,931

Nonferrous Metals/Minerals — 2.0%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		18,619	$17,851,278
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018		31,255	30,746,627
Fairmount Minerals Ltd.
Term Loan, 3.75%, Maturing March 15, 2017		1,005	1,009,115
Term Loan, 4.50%, Maturing September 5, 2019		21,367	21,549,813
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019		15,087	15,223,923
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		9,704	9,457,505
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		16,844	16,871,717
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019		3,681	3,695,055
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		6,400	6,576,000
United Central Industrial Supply Company, L.L.C.
Term Loan, 7.50%, Maturing October 9, 2018		4,000	4,013,805
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019		1,250	1,239,062
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018		19,269	18,295,604

			$146,529,504

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Oil and Gas — 4.6%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	27,411	$27,582,466
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	10,375	10,634,375
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	20,436	20,640,067
Citgo Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	9,450	9,509,063
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	6,057	6,187,313
Drillships Ocean Ventures Inc.
Term Loan, 5.50%, Maturing July 18, 2021	10,200	10,270,125
Energy Transfer Equity, L.P.
Term Loan, 3.25%, Maturing December 2, 2019	18,325	18,102,480
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018	9,260	9,282,300
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	6,050	6,206,925
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	10,150	10,212,997
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	38,641	38,706,296
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	5,064	5,108,244
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	8,225	8,191,590
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	7,939	7,933,970
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	16,275	16,257,569
Seadrill Partners Finco LLC
Term Loan, 4.00%, Maturing February 21, 2021	40,021	39,623,734
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 16, 2020	347	346,882
Term Loan, 4.25%, Maturing December 16, 2020	930	930,116
Term Loan, 4.25%, Maturing December 16, 2020	6,684	6,686,321
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing September 25, 2019	1,354	1,357,557
Term Loan, 4.25%, Maturing September 25, 2019	2,217	2,222,568
Term Loan, 4.25%, Maturing October 1, 2019	16,731	16,773,058
Southcross Holdings Borrower LP
Term Loan, Maturing July 16, 2021(2)	3,875	3,896,750
Tallgrass Operations, LLC
Term Loan, 3.75%, Maturing November 13, 2017	7,500	7,516,410
Term Loan, 4.25%, Maturing November 13, 2018	16,235	16,282,017
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	28,823	28,964,689

		$329,425,882

Publishing — 3.2%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019	5,505	$5,546,602
American Greetings Corporation
Term Loan, 4.00%, Maturing August 9, 2019	10,624	10,664,127
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019	12,960	13,109,730

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Flint Group SA
Term Loan, 5.37%, Maturing December 31, 2016		2,229	$2,228,900
Term Loan, 5.37%, Maturing December 31, 2016		3,425	3,425,313
Term Loan, 5.37%, Maturing December 31, 2016		3,495	3,494,885
Term Loan - Second Lien, 7.125%, (6.625% Cash, 0.50% PIK) Maturing June 29, 2018		3	3,274
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		62,936	60,855,618
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021		16,375	16,462,000
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		50,710	49,315,939
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019		4,204	4,250,077
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020		10,297	10,350,319
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018		5,313	5,401,761
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		3,017	3,023,723
Nelson Education Ltd.
Term Loan, 4.75%, Maturing July 7, 2015		1,338	1,116,866
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 1, 2019		5,409	5,465,472
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		12,858	12,986,816
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.25%, Maturing July 23, 2020	EUR	1,985	2,675,666
Term Loan, 5.00%, Maturing August 14, 2020		9,106	9,118,991
Trader Media Corporation Limited
Term Loan, 4.75%, Maturing June 8, 2017	GBP	5,625	9,542,980

			$229,039,059

Radio and Television — 2.6%
ALM Media Holdings, Inc.
Term Loan, Maturing July 29, 2020(2)		4,200	$4,189,500
Clear Channel Communications, Inc.
Term Loan, 3.81%, Maturing January 29, 2016		139	138,195
Term Loan, 6.91%, Maturing January 30, 2019		17,994	17,711,147
Term Loan, 7.66%, Maturing July 30, 2019		2,571	2,572,441
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 23, 2020		42,191	42,330,780
Entercom Radio, LLC
Term Loan, 4.05%, Maturing November 23, 2018		4,768	4,782,656
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 29, 2020		15,067	14,910,047
Gray Television, Inc.
Term Loan, Maturing June 10, 2021(2)		2,850	2,854,899
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019		1,873	1,882,047
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		8,405	8,431,701
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		8,327	8,342,197
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		9,442	9,460,182
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		3,831	3,888,947

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		2,474	$2,473,500
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		4,404	4,363,933
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		9,246	9,163,312
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		14,523	14,313,948
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 1, 2020		25,119	24,992,944
Term Loan, 4.00%, Maturing March 2, 2020		9,374	9,324,389

			$186,126,765

Retailers (Except Food and Drug) — 6.0%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		25,607	$25,771,950
B&M Retail Limited
Term Loan, 3.81%, Maturing May 21, 2019	GBP	3,750	6,295,510
Term Loan, 4.31%, Maturing April 28, 2020	GBP	3,000	5,063,632
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		22,824	22,881,061
Burlington Coat Factory Warehouse Corporation
Term Loan, Maturing July 17, 2021(2)		4,825	4,825,000
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020		40,521	40,096,168
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		11,370	11,054,126
Douglas Holding AG
Term Loan, 4.82%, Maturing December 12, 2019	EUR	4,200	5,677,743
Term Loan, 4.81%, Maturing June 12, 2020	EUR	1,700	2,301,284
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		6,158	6,182,536
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		10,643	10,705,025
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		33,069	33,378,770
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		27,107	26,520,872
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		18,668	18,640,538
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		14,875	15,014,364
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		21,355	21,308,924
Term Loan, 4.00%, Maturing January 28, 2020		9,900	9,869,062
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		38,029	37,903,168
Party City Holdings Inc.
Term Loan, 4.00%, Maturing July 27, 2019		22,520	22,389,599
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		1,970	1,977,364
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		9,748	9,772,697
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		9,327	8,953,560
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		5,350	5,363,375
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		8,490	8,518,725
Term Loan, 4.25%, Maturing August 7, 2019		1,029	1,032,859

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		5,312	$5,285,129
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		28,511	28,510,901
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		16,798	16,304,619
Visant Corporation
Term Loan, 5.25%, Maturing December 22, 2016		4,815	4,803,428
Vivarte SA
Term Loan, 0.00%, Maturing March 9, 2015(5)	EUR	2,640	1,380,749
Term Loan, 0.00%, Maturing March 8, 2016(5)	EUR	2,640	1,380,749
Term Loan, 0.00%, Maturing March 30, 2018(5)	EUR	684	358,778
Term Loan, 0.00%, Maturing March 30, 2018(5)	EUR	6,816	3,573,008
Term Loan - Second Lien, 0.00%, Maturing September 8, 2016(5)	EUR	22	601
Term Loan - Second Lien, 0.00%, Maturing September 8, 2016(5)	EUR	154	4,205
Term Loan - Second Lien, 0.00%, Maturing September 8, 2016(5)	EUR	1,582	43,248
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		3,335	3,201,997

			$426,345,324

Steel — 2.1%
Essar Steel Algoma, Inc.
Term Loan, 10.25%, Maturing September 20, 2014		11,226	$11,273,441
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		78,711	78,578,705
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		8,179	8,202,652
Term Loan, 5.00%, Maturing June 30, 2017	GBP	3,950	6,680,523
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		10,940	10,981,016
Neenah Foundry Company
Term Loan, 6.76%, Maturing April 26, 2017		6,617	6,600,316
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018		11,766	11,638,416
Waupaca Foundry, Inc.
Term Loan, 4.00%, Maturing June 29, 2017		16,395	16,429,266

			$150,384,335

Surface Transport — 0.8%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		9,600	$9,540,000
Term Loan, 3.00%, Maturing March 11, 2018		14,162	14,069,226
Term Loan, 3.75%, Maturing March 12, 2018		15,588	15,599,799
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		17,805	17,833,205

			$57,042,230

Telecommunications — 3.0%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		16,757	$16,725,589
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		72,600	72,600,000
IPC Systems, Inc.
Term Loan, 6.00%, Maturing November 8, 2020		11,000	11,068,750
Midcontinent Communications
Term Loan, 3.50%, Maturing July 30, 2020		1,510	1,511,008
Mitel US Holdings, Inc.
Term Loan, 5.35%, Maturing January 31, 2020		2,967	2,992,606
SBA Senior Finance II LLC
Term Loan, 3.25%, Maturing March 24, 2021		32,750	32,463,437

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	12,408	$12,406,056
Term Loan, 4.00%, Maturing April 23, 2019	21,114	21,100,892
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	31,807	31,743,593
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	6,581	6,574,713
Term Loan, 3.50%, Maturing January 23, 2020	5,581	5,569,375

		$214,756,019

Utilities — 1.5%
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 3, 2020	7,103	$6,974,504
Term Loan, 3.25%, Maturing January 31, 2022	6,218	6,154,779
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018	4,651	4,671,733
Term Loan, 4.00%, Maturing April 1, 2018	14,281	14,332,724
Term Loan, 4.00%, Maturing October 9, 2019	12,871	12,904,536
Term Loan, 4.00%, Maturing October 30, 2020	3,358	3,366,732
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	13,603	13,615,933
EFS Cogen Holdings I LLC
Term Loan, 3.75%, Maturing December 17, 2020	5,351	5,371,041
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	3,775	3,811,176
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 21, 2018	8,954	8,987,893
Term Loan, 4.25%, Maturing December 31, 2019	5,871	5,893,347
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	4,297	4,316,029
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020	428	419,751
Term Loan, 4.25%, Maturing May 6, 2020	8,052	7,936,252
TerraForm Power Operating, LLC
Term Loan, Maturing July 23, 2019(2)	2,275	2,296,328
Texas Competitive Electric Holdings Company, LLC
DIP Loan, 3.75%, Maturing May 5, 2016	1,707	1,716,515
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	3,806	3,808,254
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022	3,000	3,016,875

		$109,594,402

Total Senior Floating-Rate Interests (identified cost $8,491,552,201)		$8,455,857,567

Corporate Bonds & Notes — 4.9%

Security	Principal Amount* (000’s omitted)	Value
Building and Development — 0.0%(6)
Calcipar SA
6.875%, 5/1/18(7)	1,000	$1,045,000

		$1,045,000

Business Equipment and Services — 0.1%
National CineMedia, LLC
6.00%, 4/15/22	4,200	$4,357,500

		$4,357,500

Security	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 0.4%
Nara Cable Funding II Ltd.
8.50%, 3/1/20(7)	EUR	7,500	$11,976,130
Nara Cable Funding, Ltd.
8.875%, 12/1/18(7)		1,995	2,122,181
8.875%, 12/1/18(7)		7,074	7,524,968
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		4,000	4,040,000
5.625%, 4/15/23(7)	EUR	5,000	7,255,978

			$32,919,257

Chemicals and Plastics — 0.5%
Hexion US Finance Corp.
6.625%, 4/15/20		9,500	$9,880,000
Ineos Finance PLC
7.25%, 2/15/19(7)(8)	EUR	3,000	4,197,922
8.375%, 2/15/19(7)		3,800	4,118,250
7.50%, 5/1/20(7)		2,375	2,553,125
Polymer Group, Inc.
7.75%, 2/1/19		2,250	2,373,750
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19		11,115	11,726,325

			$34,849,372

Containers and Glass Products — 0.4%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		20,375	$20,833,437
Smurfit Kappa Acquisitions
4.875%, 9/15/18(7)		1,850	1,937,875
3.703%, 10/15/20(7)(8)	EUR	3,000	4,273,244

			$27,044,556

Diversified Financial Services — 0.1%
KION Finance SA
6.75%, 2/15/20(7)	EUR	3,000	$4,386,728

			$4,386,728

Ecological Services and Equipment — 0.1%
Tervita Corp.
8.00%, 11/15/18(7)		3,000	$3,105,000
9.00%, 11/15/18(7)	CAD	4,500	4,219,975

			$7,324,975

Electronics/Electrical — 0.1%
Trionista Holdco GmbH
5.00%, 4/30/20(7)	EUR	3,000	$4,167,794

			$4,167,794

Entertainment — 0.2%
Vougeot Bidco PLC
5.453%, 7/15/20(7)(8)	EUR	6,875	$9,324,727
7.875%, 7/15/20(7)	GBP	3,500	6,270,682

			$15,595,409

Equipment Leasing — 0.0%(6)
International Lease Finance Corp.
6.75%, 9/1/16(7)		750	$823,125
7.125%, 9/1/18(7)		750	860,625

			$1,683,750

Security	Principal Amount* (000’s omitted)		Value
Financial Intermediaries — 0.1%
First Data Corp.
7.375%, 6/15/19(7)		2,500	$2,637,500
6.75%, 11/1/20(7)		1,674	1,774,440

			$4,411,940

Food Products — 0.6%
Dole Food Co., Inc.
7.25%, 5/1/19(7)		14,000	$13,895,000
HJ Heinz Co.
4.25%, 10/15/20		10,000	9,950,000
Picard Groupe SA
4.459%, 8/1/19(7)(8)	EUR	4,000	5,423,689
Stretford 79 PLC
4.807%, 7/15/20(7)(8)	GBP	5,425	9,113,229
6.25%, 7/15/21(7)	GBP	3,925	6,576,876

			$44,958,794

Health Care — 0.9%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		18,225	$18,726,187
5.125%, 8/1/21(7)		13,150	13,314,375
HCA, Inc.
4.75%, 5/1/23		4,650	4,603,500
inVentiv Health, Inc.
9.00%, 1/15/18(7)		6,275	6,635,813
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,156,250
4.375%, 10/1/21		6,225	6,022,688

			$62,458,813

Industrial Equipment — 0.0%(6)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(9)		224	$172,918

			$172,918

Insurance — 0.3%
CNO Financial Group, Inc.
6.375%, 10/1/20(7)		3,000	$3,217,500
Galaxy Bidco, Ltd.
5.525%, 11/15/19(7)(8)(9)	GBP	2,500	4,241,852
Towergate Finance PLC
6.06%, 2/15/18(7)(8)	GBP	7,375	12,046,544

			$19,505,896

Leisure Goods/Activities/Movies — 0.0%(6)
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/1/18(7)		2,000	$2,050,000

			$2,050,000

Lodging and Casinos — 0.1%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20		5,550	$4,884,000
9.00%, 2/15/20		2,500	2,093,750
9.00%, 2/15/20		6,350	5,286,375

			$12,264,125

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(7)		6,700	$6,917,750

			$6,917,750

Security	Principal Amount* (000’s omitted)		Value
Radio and Television — 0.1%
Clear Channel Communications, Inc.
9.00%, 12/15/19		1,709	$1,760,270
Univision Communications, Inc.
6.75%, 9/15/22(7)		3,075	3,328,688

			$5,088,958

Telecommunications — 0.6%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		2,000	$2,217,500
Virgin Media Secured Finance PLC
5.375%, 4/15/21(7)		5,050	5,125,750
6.00%, 4/15/21(7)	GBP	5,175	9,018,716
5.50%, 1/15/25(7)	GBP	3,000	5,134,541
5.50%, 1/15/25(7)		5,875	5,948,437
Wind Acquisition Finance SA
5.459%, 4/30/19(7)(8)	EUR	4,825	6,550,724
6.50%, 4/30/20(7)		3,150	3,358,688
4.203%, 7/15/20(7)	EUR	4,700	6,340,737

			$43,695,093

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(7)		2,000	$2,120,000
7.875%, 1/15/23(7)		6,294	6,876,195
5.875%, 1/15/24(7)		5,000	5,237,500

			$14,233,695

Total Corporate Bonds & Notes (identified cost $337,947,240)			$349,132,323

Asset-Backed Securities — 0.7%

Security	Principal Amount (000’s omitted)		Value
Apidos CLO, Series 2013-14A, Class C1, 3.084%, 4/15/25(7)(8)		$2,400	$2,356,574
Apidos CLO, Series 2013-14A, Class D, 3.734%, 4/15/25(7)(8)		3,000	2,929,308
Apidos CLO, Series 2013-14A, Class E, 4.634%, 4/15/25(7)(8)		1,500	1,341,291
Apidos CLO XVII, Series 2014-17A, Class B, 3.06%, 4/17/26(7)(8)		3,000	2,943,102
Apidos CLO XVII, Series 2014-17A, Class C, 3.51%, 4/17/26(7)(8)		1,500	1,418,348
Apidos CLO XVII, Series 2014-17A, Class D, 4.96%, 4/17/26(7)(8)		1,500	1,364,841
Ares CLO, Ltd., Series 2013-3A, Class C1, 2.983%, 10/17/24(7)(8)		2,000	1,952,032
Ares CLO, Ltd., Series 2013-3A, Class D, 3.733%, 10/17/24(7)(8)		2,000	1,921,138
Ares CLO, Ltd., Series 2013-3A, Class E, 5.133%, 10/17/24(7)(8)		2,000	1,845,868
Avery Point II CLO, Ltd., Series 2013-2A, Class C1, 2.983%, 7/17/25(7)(8)		2,000	1,971,882
Avery Point II CLO, Ltd., Series 2013-2A, Class D, 3.683%, 7/17/25(7)(8)		1,670	1,611,582
Avery Point II CLO, Ltd., Series 2013-2A, Class E, 4.483%, 7/17/25(7)(8)		1,670	1,512,065
Babson CLO Ltd., Series 2013-IA, Class C, 2.934%, 4/20/25(7)(8)		3,150	3,100,057
Babson CLO Ltd., Series 2013-IA, Class D, 3.734%, 4/20/25(7)(8)		2,475	2,413,259
Babson CLO Ltd., Series 2013-IA, Class E, 4.634%, 4/20/25(7)(8)		1,500	1,383,354
Birchwood Park CLO, Ltd., Series 2014-IA, Class C1, 3.334%, 7/15/26(7)(8)(10)		2,175	2,167,777
Birchwood Park CLO, Ltd., Series 2014-IA, Class E1, 5.334%, 7/15/26(7)(8)(10)		2,175	2,000,317
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.884%, 7/15/25(7)(8)		2,000	1,959,518
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.634%, 7/15/25(7)(8)		2,000	1,923,138

Security	Principal Amount (000’s omitted)	Value
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.834%, 7/15/25(7)(8)	$1,600	$1,459,277
Madison Park Funding XII, Ltd., Series 2014-12A, Class C, 3.282%, 7/20/26(7)(8)	1,750	1,755,716
Madison Park Funding XII, Ltd., Series 2014-12A, Class D, 3.682%, 7/20/26(7)(8)	1,750	1,699,255
Madison Park Funding XII, Ltd., Series 2014-12A, Class E, 5.282%, 7/20/26(7)(8)	1,750	1,640,502
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.934%, 4/20/25(7)(8)	2,625	2,571,392
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.734%, 4/20/25(7)(8)	2,900	2,809,766
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 2.983%, 7/17/25(7)(8)	1,500	1,478,594
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.583%, 7/17/25(7)(8)	1,500	1,440,894
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.733%, 7/17/25(7)(8)	1,800	1,621,591

Total Asset-Backed Securities (identified cost $55,098,001)		$54,592,438

Common Stocks — 0.2%

Security	Shares	Value
Air Transport — 0.0%(6)
IAP Worldwide Services, LLC(3)	162	$165,255

		$165,255

Automotive — 0.1%
Dayco Products, LLC(9)	48,926	$2,690,930

		$2,690,930

Food Service — 0.0%(6)
Buffets Restaurants Holdings, Inc.(3)(9)(11)	105,043	$630,258

		$630,258

Home Furnishings — 0.0%(6)
Sanitec Europe Oy B Units(3)(9)(11)	162,236	$336,551
Sanitec Europe Oy E Units(3)(9)(11)	154,721	0
Sanitec Europe Oy E1 Units(3)(9)(11)	222,411	461,382

		$797,933

Investment Services — 0.0%
Safelite Realty Corp.(3)(11)(12)	20,048	$0

		$0

Lodging and Casinos — 0.0%(6)
Affinity Gaming, LLC(3)(9)(11)	167,709	$1,593,232
Tropicana Entertainment, Inc.(9)(11)	40,751	762,044

		$2,355,276

Publishing — 0.1%
ION Media Networks, Inc.(3)(9)(11)	13,247	$4,025,763
MediaNews Group, Inc.(9)(11)	66,239	2,020,286

		$6,046,049

Total Common Stocks (identified cost $4,702,795)		$12,685,701

Short-Term Investments — 1.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(13)	$100,524	$100,524,425

Total Short-Term Investments (identified cost $100,524,425)		$100,524,425

Total Investments — 125.1% (identified cost $8,989,824,662)		$8,972,792,454

Less Unfunded Loan Commitments — (0.2)%		$(19,597,302)

Net Investments — 124.9% (identified cost $8,970,227,360)		$8,953,195,152

Other Assets, Less Liabilities — (24.9)%		$(1,782,860,115)

Net Assets — 100.0%		$7,170,335,037

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

CAD	-	Canadian Dollar

DIP	-	Debtor In Possession

EUR	-	Euro

GBP	-	British Pound Sterling

PIK	-	Payment In Kind

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after July 31, 2014, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(5)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Amount is less than 0.05%.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $285,680,311 or 4.0% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2014.

(9)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(10)	When-issued security.

(11)	Non-income producing security.

(12)	Restricted security.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $83,452.

A summary of open financial instruments at July 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/29/14	British Pound Sterling 27,854,607	United States Dollar 46,508,977	Goldman Sachs International	$—	$(508,505)	$(508,505)
8/29/14	Canadian Dollar 32,047,233	United States Dollar 29,529,816	JPMorgan Chase Bank	157,451	—	157,451
8/29/14	Euro 12,525,000	United States Dollar 17,025,508	Citibank NA	252,592	—	252,592
8/29/14	Euro 74,491,469	United States Dollar 101,269,662	Goldman Sachs International	1,514,038	—	1,514,038
8/29/14	Euro 4,700,000	United States Dollar 6,410,809	State Street Bank and Trust Co.	116,781	—	116,781
8/29/14	United States Dollar 7,717,500	British Pound Sterling 4,500,000	Goldman Sachs International	—	(121,677)	(121,677)
8/29/14	United States Dollar 3,351,862	Canadian Dollar 3,600,000	Goldman Sachs International	—	(52,341)	(52,341)
8/29/14	United States Dollar 9,406,516	Euro 7,000,000	JPMorgan Chase Bank	—	(32,431)	(32,431)
8/29/14	United States Dollar 21,767,776	Euro 16,000,000	State Street Bank and Trust Co.	—	(341,296)	(341,296)
9/30/14	British Pound Sterling 9,350,000	United States Dollar 16,020,346	Goldman Sachs International	242,092	—	242,092
9/30/14	British Pound Sterling 48,977,000	United States Dollar 83,305,224	HSBC Bank USA	655,863	—	655,863
9/30/14	Euro 91,874,362	United States Dollar 125,061,678	HSBC Bank USA	2,014,903	—	2,014,903
9/30/14	Euro 4,985,000	United States Dollar 6,676,730	JPMorgan Chase Bank	349	—	349
9/30/14	Euro 6,884,500	United States Dollar 9,344,869	State Street Bank and Trust Co.	124,500	—	124,500
9/30/14	United States Dollar 13,644,944	British Pound Sterling 8,000,000	JPMorgan Chase Bank	—	(144,834)	(144,834)
9/30/14	United States Dollar 16,227,480	Euro 12,000,000	Goldman Sachs International	—	(155,953)	(155,953)
9/30/14	United States Dollar 20,157,420	Euro 15,000,000	JPMorgan Chase Bank	—	(68,011)	(68,011)
10/31/14	British Pound Sterling 36,311,123	United States Dollar 61,480,359	HSBC Bank USA	221,989	—	221,989
10/31/14	Euro 84,619,787	United States Dollar 113,496,712	Goldman Sachs International	152,052	—	152,052

				$5,452,610	$(1,425,048)	$4,027,562

At July 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At July 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $5,452,610 and $1,425,048, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,970,811,139

Gross unrealized appreciation	$54,212,783
Gross unrealized depreciation	(71,828,770)

Net unrealized depreciation	$(17,615,987)

Restricted Securities

At July 31, 2014, the Portfolio owned the following security (representing 0.0% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to this security. The value of this security is determined based on valuations provided by brokers when available, or if not available, it is valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Safelite Realty Corp.	9/29/00-11/10/00	20,048	$0	$0

Total Common Stocks			$0	$0

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$8,434,954,906	$1,305,359	$8,436,260,265
Corporate Bonds & Notes	—	348,959,405	172,918	349,132,323
Asset-Backed Securities	—	54,592,438	—	54,592,438
Common Stocks	762,044	4,711,216	7,212,441	12,685,701
Short-Term Investments	—	100,524,425	—	100,524,425
Total Investments	$762,044	$8,943,742,390	$8,690,718	$8,953,195,152
Forward Foreign Currency Exchange Contracts	$—	$5,452,610	$—	$5,452,610
Total	$762,044	$8,949,195,000	$8,690,718	$8,958,647,762

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,425,048)	$—	$(1,425,048)
Total	$—	$(1,425,048)	$—	$(1,425,048)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2014 is not presented.

At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 22, 2014